Fair value of financial assets and liabilities - Financial liabilities by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	₩ 5,889,433			₩ 9,348,781
Financial liabilities designated at FVTPL	467,501			547,816		₩ 0
Financial liabilities at amortised cost	507,357,601			476,932,250
Derivative liabilities (designated for hedging)	615,361		$ 425,987	102,815
Total	514,329,896			486,931,662
Deposits due to customers
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	263,251			74,205
Financial liabilities designated at FVTPL	467,501			547,816
Financial liabilities at amortised cost	376,580,845			366,821,156
Derivative liabilities (designated for hedging)	0			0
Total	377,311,597			367,443,177
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	496,518			182,478
Financial liabilities designated at FVTPL	0			0
Financial liabilities at amortised cost	34,183,267			30,117,031
Derivative liabilities (designated for hedging)	0			0
Total	34,679,785			30,299,509
Debentures
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0			0
Financial liabilities designated at FVTPL	0			0
Financial liabilities at amortised cost	55,583,392			48,207,103
Derivative liabilities (designated for hedging)	0			0
Total	55,583,392			48,207,103
Investment contract liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0
Financial liabilities designated at FVTPL	0
Financial liabilities at amortised cost	3,433,611
Derivative liabilities (designated for hedging)	0
Total	3,433,611
Derivative Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	5,129,664			9,092,098
Financial liabilities designated at FVTPL	0			0
Financial liabilities at amortised cost	0			0
Derivative liabilities (designated for hedging)	615,361			102,815
Total	5,745,025			9,194,913
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0	[1]		0	[2]
Financial liabilities designated at FVTPL	0	[1]		0	[2]
Financial liabilities at amortised cost	37,576,486	[1]		31,786,960	[2]
Derivative liabilities (designated for hedging)	0	[1]		0	[2]
Total	₩ 37,576,486	[1]		₩ 31,786,960	[2]

[1]	Lease liabilities are excluded as of December 31, 2025.
[2]	Lease liabilities are excluded as of December 31, 2024.